Securities - Summary of Allowance for Losses measured at FVOCI (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2019	Jan. 31, 2019	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2018
Disclosure of financial assets [line items]
Balance at beginning of period	$ 1,845
Balance at end of period	1,860	$ 1,845	$ 1,728	$ 1,860	$ 1,728
Stage 3 [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Balance at beginning of period	544
Balance at end of period	548	544	449	548	449
IFRS9 [member] | Debt securities measured at FVOCI [member]
Disclosure of financial assets [line items]
Balance at beginning of period	23	23	47	23	49
Provision for (reversal of) credit losses		4	(1)	4	4
Write-offs		(4)		(4)	(5)
Foreign exchange and other	1		2	1
Balance at end of period	24	23	48	24	48
IFRS9 [member] | Stage 1 [member] | Debt securities measured at FVOCI [member] | Financial instruments performing [member] | 12-month expected credit losses [member]
Disclosure of financial assets [line items]
Balance at beginning of period	15	15	14	15	14
Provision for (reversal of) credit losses			(1)
Foreign exchange and other			1
Balance at end of period	15	15	14	15	14
IFRS9 [member] | Stage 2 [member] | Debt securities measured at FVOCI [member] | Financial instruments performing [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Balance at beginning of period	3	3	33	3	35
Provision for (reversal of) credit losses					(1)
Foreign exchange and other			1
Balance at end of period	3	3	$ 34	3	34
IFRS9 [member] | Stage 3 [member] | Debt securities measured at FVOCI [member] | Financial instruments credit-impaired [member]
Disclosure of financial assets [line items]
Balance at beginning of period	5	5		5
Provision for (reversal of) credit losses		4		4	5
Write-offs		(4)		(4)	$ (5)
Foreign exchange and other	1			1
Balance at end of period	$ 6	$ 5		$ 6